Significant Accounting Policies - Reconciliation of Operating Lease Commitments to Lease Liability Recognised (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Operating Lease By Lessee [Abstract]
Total operating lease commitments disclosed at June 30, 2019	$ 920,883	$ 512,000	$ 258,000
Recognition exceptions:
Lease with remaining lease term of less than 12 months	(7,621)
Operating leases liabilities before discounting	913,262
Discounted using incremental borrowing rate	(70,169)
Operating lease liabilities	$ 843,093